Subsequent events (Details Narrative) - Common Stock [Member] - Subsequent Event [Member]	Aug. 20, 2026 ₪ / shares
Subsequent Event [Line Items]
Reverse stock split	1-for-8
Common stock, par value	₪ 1.80
Share price	₪ 14.40